Segment and revenue analysis	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Segment and Revenue Analysis

Note 14 – Segment and revenue analysis

The Company operates in a single operating segment that includes the selling of bitcoin mining machines and related accessories, telecommunication products and providing management and maintenance services.

The following table summarizes the revenue generated from different revenue streams:

	For the year ended December 31, 2020	For the year ended December 31, 2019	For the year ended December 31, 2018
Revenue
Product sale - Bitcoin mining machines and related accessories	$7,951,296	$89,919,400	$307,126,878
Product sale - Telecommunication	1,725,982	3,336,413	3,729,529
Service - Management and maintenance	9,327,023	15,804,253	8,185,386
	$19,004,301	$109,060,066	$319,041,793

The following table summarizes the revenues generated from different geographic region:

	For the year ended December 31, 2020	For the year ended December 31, 2019	For the year ended December 31, 2018
Geographic region
Revenue
Mainland China	$18,962,130	$95,373,150	$291,523,362
United States of America	9,338	1,407,546	6,713,837
Hong Kong	-	1,673,300	18,800,733
Other foreign countries	32,833	10,606,070	2,003,861
	$19,004,301	$109,060,066	$319,041,793